Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 313,284	$ 423,255
VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,383,847	1,309,154
Financial liabilities | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	312,434	403,026
Financial liabilities | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,383,847	1,309,154
Financial assets | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 850	$ 20,228